Eaton Vance
New York Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.7%
Security	Principal Amount (000's omitted)	Value
Education — 6.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	$405	$ 419,228
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	98,026
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	324,579
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	199,756
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	893,169
5.00%, 10/1/25	930	952,385
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	370	409,893
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	330	320,024
4.00%, 10/15/30	410	395,084
5.00%, 10/15/39	80	78,793
		$ 4,090,937
Electric Utilities — 1.8%
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	$1,000	$ 1,177,530
		$ 1,177,530
Escrowed/Prerefunded — 2.4%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$ 1,634,473
		$ 1,634,473
General Obligations — 6.4%
New York, NY:
4.00%, 9/1/46	$1,000	$ 1,008,500
4.00%, 4/1/50	1,000	1,002,530
5.00%, 3/15/39	1,500	1,759,620
Puerto Rico, 0.00%, 7/1/33	38	23,821
Valley Stream, NY:
2.00%, 5/15/25	235	227,247
2.125%, 5/15/26	240	227,964
		$ 4,249,682
Security	Principal Amount (000's omitted)	Value
Hospital — 5.1%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	$1,390	$ 1,359,657
4.00%, 11/1/29	1,110	1,081,606
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	400,348
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	515	549,927
		$ 3,391,538
Housing — 5.7%
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 796,766
2.85%, 11/1/39	990	841,955
4.45%, 8/1/43	1,000	1,024,750
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.75%, 5/1/50(1)	400	400,000
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	165,521
5.00%, 6/1/25	170	171,964
5.00%, 6/1/26	170	173,629
5.00%, 6/1/27	240	248,074
		$ 3,822,659
Industrial Development Revenue — 8.0%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$155	$ 155,178
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	614,788
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,151,731
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	250	224,860
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	959,400
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	1,000	983,440
(AMT), 6.00%, 4/1/35	550	613,789
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	610	602,540
		$ 5,305,726

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,022,222
		$ 2,022,222
Insured - General Obligations — 2.3%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 999,280
Nassau County, NY, (AGM), 4.00%, 4/1/47	550	554,719
		$ 1,553,999
Insured - Hospital — 2.2%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/47	$1,350	$ 1,446,296
		$ 1,446,296
Insured - Solid Waste — 1.4%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 156,743
(AGM), (AMT), 5.00%, 5/1/28	740	792,029
		$ 948,772
Lease Revenue/Certificates of Participation — 3.2%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$1,000	$ 1,117,220
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	1,000	1,001,810
		$ 2,119,030
Other Revenue — 2.3%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	$475	$ 497,069
Sustainability Bonds, 4.00%, 2/15/41	1,000	1,024,470
		$ 1,521,539
Senior Living/Life Care — 3.7%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 250,569
5.25%, 11/1/25	750	759,975
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	455	440,913
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,011,170
		$ 2,462,627
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 23.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 202,390
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	1,000	1,064,640
4.00%, 8/1/48	1,000	1,000,650
4.375%, 5/1/53	1,000	1,028,380
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/45	1,000	1,059,710
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45	750	758,588
4.00%, 3/15/48	1,000	1,000,490
Green Bonds, 4.00%, 3/15/50	1,000	1,000,670
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,383,825
4.00%, 3/15/45	1,000	1,011,080
5.00%, 3/15/49	1,000	1,113,120
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	1,005,980
Triborough Bridge and Tunnel Authority, NY:
Series 2021A, 5.00%, 5/15/51	1,000	1,084,080
Series 2021C, 5.00%, 5/15/51	1,000	1,089,860
Green Bonds, 5.00%, 11/15/32	500	602,680
Green Bonds, 5.25%, 5/15/47	1,000	1,135,660
		$15,541,803
Transportation — 12.6%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/45	$415	$ 405,629
Green Bonds, 4.75%, 11/15/45	95	97,940
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	999,580
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	200	200,062
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	740	775,379
(AMT), 5.00%, 8/1/37	1,000	1,116,440
(AMT), 5.50%, 8/1/52	1,000	1,093,120
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	1,000	827,010
4.00%, 11/15/38	1,750	1,817,218
5.00%, 11/15/51	1,000	1,084,080
		$ 8,416,458

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 2.2%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/51	$1,500	$ 1,491,240
		$ 1,491,240
Total Tax-Exempt Municipal Obligations (identified cost $59,431,713)		$61,196,531

Taxable Municipal Obligations — 6.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$505	$ 478,684
		$ 478,684
General Obligations — 1.4%
New York, NY, 1.50%, 8/1/28	$1,000	$ 880,330
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	131	71,733
		$ 952,063
Housing — 2.5%
New York Housing Finance Agency:
(SPA: Barclays Bank PLC), 5.43%, 11/1/45(1)	$600	$ 600,000
Social Bonds, (SPA: TD Bank, N.A.), 5.35%, 11/1/55(1)	1,100	1,100,000
		$ 1,700,000
Lease Revenue/Certificates of Participation — 1.5%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,000	$ 989,240
		$ 989,240
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.6%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 382,875
		$ 382,875
Total Taxable Municipal Obligations (identified cost $4,626,376)		$ 4,502,862
Total Investments — 98.4% (identified cost $64,058,089)		$65,699,393
Other Assets, Less Liabilities — 1.6%		$ 1,048,660
Net Assets — 100.0%		$66,748,053
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $2,144,368 or 3.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 6.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$61,196,531	$ —	$61,196,531
Taxable Municipal Obligations	—	4,502,862	—	4,502,862
Total Investments	$ —	$65,699,393	$ —	$65,699,393
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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